Loans and Advances to Banks, net (Details) - Schedule of impairment allowance for due from banks - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Domestic Banks
Normal	$ 150,007	$ 260,002
Substandard
Non-complying
Subtotal	150,007	260,002
Foreign Banks
Normal	360,131	299,621
Substandard
Non-complying
Subtotal	360,131	299,621
Central Bank of Chile
Normal	630,053	2,380,033
Substandard
Non-complying
Subtotal	630,053	2,380,033
Total	1,140,191	2,939,656
Stage 1 Individual [Member]
Domestic Banks
Normal	150,007	260,002
Substandard
Non-complying
Subtotal	150,007	260,002
Foreign Banks
Normal	238,491	299,621
Substandard
Non-complying
Subtotal	238,491	299,621
Central Bank of Chile
Normal	630,053	2,380,033
Substandard
Non-complying
Subtotal	630,053	2,380,033
Total	1,018,551	2,939,656
Stage 2 Individual [Member]
Domestic Banks
Normal
Substandard
Non-complying
Subtotal
Foreign Banks
Normal	121,640
Substandard
Non-complying
Subtotal	121,640
Central Bank of Chile
Normal
Substandard
Non-complying
Subtotal
Total	121,640
Stage 3 Individual [Member]
Domestic Banks
Normal
Substandard
Non-complying
Subtotal
Foreign Banks
Normal
Substandard
Non-complying
Subtotal
Central Bank of Chile
Normal
Substandard
Non-complying
Subtotal
Total